Schedule of investments
Macquarie Tax-Free USA Intermediate Fund	May 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.21%
Education Revenue Bonds — 7.55%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,270,000	$ 1,300,950
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	851,357
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/51	2,000,000	1,643,080
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	817,880
(Social Bonds) Series A 5.00% 11/1/42	1,000,000	1,007,230
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,000,000	2,104,620
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,007,740
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/42 #	750,000	754,425
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/30	510,000	539,713
5.00% 7/1/32	560,000	596,680
5.00% 7/1/33	585,000	618,725
5.00% 7/1/34	415,000	435,937
5.00% 7/1/36	415,000	431,164
5.00% 7/1/37	550,000	568,397
5.00% 7/1/42	1,000,000	1,000,990
California Community College Financing Authority Revenue
(Napa Valley College Project) Series A 144A 4.25% 7/1/32 #	1,480,000	1,358,640
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	5,661,050
Series U-6 5.00% 5/1/45	1,000,000	1,088,110
Series U-7 5.00% 6/1/46	1,000,000	1,083,120
NQ- 019 [0525] 0725 (4640150)    1

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Infrastructure & Economic Development Bank Revenue
Series B 5.00% 11/1/40	765,000	$ 786,588
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53 #	1,000,000	926,170
(California Baptist University) Series A 144A 5.125% 11/1/40 #	1,325,000	1,330,459
California School Finance Authority Revenue
(Hawking Steam Charter School Project) Series A 144A 5.00% 7/1/42 #	1,000,000	975,340
(Partnerships to Uplift Communities Project) 144A 5.00% 8/1/33 #	620,000	640,212
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	293,238
Series A 5.00% 8/1/55	800,000	726,824
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	1,965,840
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	2,500,000	2,605,750
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC - Arizona State University Project)
Series A 5.00% 7/1/30	350,000	356,986
Series A 5.00% 7/1/32	235,000	238,466
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools) Series A 144A 5.25% 4/1/39 #	1,520,000	1,523,496
(Global Village Academy - Northglenn Project) 144A 5.00% 12/1/40 #	2,215,000	2,046,239
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,178,687
4.00% 7/1/44	1,120,000	973,246
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	420,816
Series A 5.00% 6/15/29	400,000	409,824
2    NQ- 019 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association Revenue
(Alturas International Academy Project) 4.00% 5/1/52	1,400,000	$ 1,140,790
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	710,000	528,595
(Sage International School of Boise Project)
Series A 4.00% 5/1/40	1,330,000	1,190,496
Series A 4.00% 5/1/55	1,540,000	1,196,549
Illinois Finance Authority Revenue
(CHF - Chicago, LLC - University of Illinois at Chicago Project)
Series A 5.00% 2/15/26	400,000	401,732
Series A 5.00% 2/15/28	260,000	263,747
Series A 5.00% 2/15/30	390,000	393,888
Series A 5.00% 2/15/32	265,000	266,696
Indiana Finance Authority Revenue
(PRG – UINDY Properties LLC)
5.25% 7/1/37	1,000,000	1,020,010
5.25% 7/1/40	1,895,000	1,877,964
(Tippecanoe LLC Student Housing Project) Series A 5.00% 6/1/38	600,000	612,156
Jacksonville, Alabama Public Educational Building Authority Revenue
(JSU Foundation Project) Series A 5.25% 8/1/53 (AG)	1,530,000	1,536,349
Knox County, Tennessee Health Educational & Housing Facility Board Revenue
(University of Tennessee Project)
Series A-1 5.00% 7/1/43 (BAM)	550,000	558,245
Series A-1 5.00% 7/1/44 (BAM)	625,000	631,587
Louisiana Public Facilities Authority Revenue
(Lincoln Preparatory School Project) Series A 144A 6.125% 6/1/37 #	400,000	398,124
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	241,335
Series A 144A 5.00% 7/1/50 #	925,000	841,047
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	427,874
Series A 4.00% 7/1/40	500,000	447,650
NQ- 019 [0525] 0725 (4640150)    3

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Miami-Dade County, Florida Educational Facilities Authority Revenue
(University of Miami Issue) Series A 5.25% 4/1/48	1,500,000	$ 1,529,070
Nevada State Department of Business & Industry Revenue
(Somerset Academy) Series A 144A 5.00% 12/15/38 #	1,295,000	1,262,949
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	4,770,000	4,918,061
(Pace University) Series A 5.25% 5/1/43	1,390,000	1,414,325
Newark, Texas Higher Education Finance Revenue
(Village Tech Schools) Series A 5.125% 8/15/47	1,250,000	1,123,488
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	871,680
Regents of the University of California General Revenue
Series BK 5.00% 5/15/52	1,740,000	1,782,143
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,345,000	1,226,707
Washington State Housing Finance Commission Revenue
(Radford Court and Nordheim Court Portfolio)
5.00% 7/1/37	1,825,000	1,906,961
5.00% 7/1/38	1,000,000	1,042,720
Wisconsin Public Finance Authority Charter School Revenue
(Foundation Academy Charter School Project) 144A 4.75% 7/1/45 #	1,300,000	1,143,545
Wisconsin Public Finance Authority Revenue
(CFP3 – Eastern Michigan University Student Housing Project) Series A-1 5.25% 7/1/42 (BAM)	3,000,000	3,088,710
(Lindenwood Education System) Series A 144A 4.75% 6/1/40 #	4,000,000	3,690,040
		80,243,222
4    NQ- 019 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds — 4.50%
American Municipal Power, Ohio Revenue
(AMP Fremont Energy Center Project) Series A 4.00% 2/15/37	1,330,000	$ 1,311,407
City of Los Angeles, Department of Water & Power Revenue
Series A 5.25% 7/1/45 (BAM)	1,000,000	1,046,340
City of San Antonio, Texas Electric & Gas Systems Revenue
Series B 5.00% 2/1/43	3,000,000	3,096,960
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/32	4,000,000	4,334,360
Series A 5.00% 10/1/33	2,915,000	3,165,690
Series A 5.00% 10/1/41	915,000	938,131
Missouri Joint Municipal Electric Utility Commission Revenue
(Green Bonds - Climate Bond Certified)
5.25% 12/1/39	500,000	535,475
5.25% 12/1/40	500,000	534,820
5.25% 12/1/41	650,000	690,826
5.25% 12/1/42	1,000,000	1,055,530
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3&4 Project) Series A 5.00% 1/1/39	6,250,000	6,356,500
New York Utility Debt Securitization Authority Restructuring Bonds Revenue
5.00% 12/15/35	5,090,000	5,114,788
5.00% 12/15/36	5,000,000	5,021,750
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	834,100
Series TT 5.00% 7/1/32 ‡	1,555,000	853,306
Series WW 5.25% 7/1/33 ‡	1,015,000	556,981
Series WW 5.50% 7/1/17 ‡	2,200,000	1,201,750
Series WW 5.50% 7/1/19 ‡	1,710,000	934,088
Series WW 5.50% 7/1/38 ‡	1,925,000	1,056,344
Series XX 5.25% 7/1/40 ‡	4,630,000	2,540,712
Series ZZ 5.00% 7/1/19 ‡	2,990,000	1,633,288
South Carolina Public Service Authority Revenue
(Santee Cooper)
Series E 5.25% 12/1/37 (AG)	3,000,000	3,235,380
NQ- 019 [0525] 0725 (4640150)    5

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
South Carolina Public Service Authority Revenue
(Santee Cooper)
Series E 5.25% 12/1/38 (AG)	1,615,000	$ 1,728,147
		47,776,673
Healthcare Revenue Bonds — 8.17%
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	2,600,000	2,772,172
(Sutter Health) Series A 5.00% 11/15/38	760,000	774,759
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	915,000	527,918
City of Saint Paul, Minnesota Housing & Redevelopment Authority Revenue
(HealthPartners Obligated Group) Series A 4.00% 7/1/35	5,630,000	5,432,443
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/46	7,000,000	6,138,090
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	964,600
Series A-2 5.00% 8/1/37	1,105,000	1,129,995
County of Franklin, Ohio Revenue
(Nationwide Children's Hospital Project) Series 2019A 5.00% 11/1/48	1,500,000	1,542,660
Cuyahoga County, Ohio Hospital Revenue
(The MetroHealth System) 5.00% 2/15/37	1,000,000	994,050
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group)
Series A 4.00% 8/15/45	655,000	557,772
Series A 4.00% 8/15/50	1,950,000	1,585,564
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) Series A 3.00% 2/15/51	515,000	349,829
6    NQ- 019 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	$ 719,889
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	2,000,000	2,041,120
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/42	650,000	665,470
Series A 5.00% 10/1/47	525,000	528,276
Series A 5.00% 10/1/52	1,750,000	1,747,620
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41	3,635,000	3,316,029
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	657,694
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	484,200
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/29	630,000	642,940
Series A 5.25% 5/15/37	1,400,000	1,395,604
Lancaster County, Pennsylvania Hospital Authority Revenue
(University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,467,252
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,067,680
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,540,000	1,379,132
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,028,600
Michigan Finance Authority Revenue
(Trinity Health Credit Group) 4.00% 12/1/40	2,185,000	2,011,358
NQ- 019 [0525] 0725 (4640150)    7

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series A 3.00% 12/1/40	1,000,000	$ 760,280
Series A 4.00% 12/1/38	1,000,000	934,160
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,243,434
New Hampshire, National Finance Authority Revenue
(Springpoint Senior Living Project) 4.00% 1/1/51	1,330,000	981,407
(The Vista Project) Series A 144A 5.25% 7/1/39 #	1,000,000	986,950
New Hope, Texas Cultural Education Facilities Finance Revenue
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	1,615,000	1,485,477
New York State Dormitory Authority Revenue
(Orange Regional Medical Center) 144A 5.00% 12/1/32 #	700,000	695,261
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,000,000	1,001,270
Series B 5.25% 8/15/48	2,000,000	1,944,660
Oregon Health & Science University Revenue
(Green Bonds) Series A 3.00% 7/1/51	3,300,000	2,251,227
Palm Beach County, Florida Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) 3.00% 8/15/44	5,000,000	3,789,100
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	300,000
Series A 144A 6.75% 12/1/53 #, ‡	875,000	262,500
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-2 5.00% 7/1/38	3,000,000	3,072,960
8    NQ- 019 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-2 5.00% 7/1/42	1,500,000	$ 1,507,080
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.00% 4/1/30	2,880,000	2,881,843
Rhode Island Health and Educational Building Revenue
(Lifespan Obligated Group)
5.00% 5/15/40	575,000	592,722
5.00% 5/15/41	700,000	716,128
5.00% 5/15/42	700,000	712,495
5.00% 5/15/43	700,000	709,891
5.25% 5/15/49	2,000,000	2,020,540
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/40	1,450,000	1,282,931
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.25% 11/15/39	5,340,000	5,146,372
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	889,656
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia) Series A 4.50% 12/1/44	1,250,000	1,149,675
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/47 (AG)	500,000	509,385
5.75% 11/1/48 (AG)	1,875,000	2,011,631
		86,761,751
Housing Revenue Bonds — 5.07%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	1,500,000	1,453,275
NQ- 019 [0525] 0725 (4640150)    9

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Illinois Housing Development Authority Revenue
Series K 4.95% 10/1/38	2,500,000	$ 2,529,525
Series K 5.25% 10/1/43	2,800,000	2,881,088
Maryland Community Development Administration Multifamily Development Revenue
(Sustainability Bonds) Series D 4.35% 2/1/44	4,000,000	3,840,920
Maryland Community Development Administration Revenue
Series C 4.375% 9/1/43	1,640,000	1,608,988
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 4.95% 9/1/38	1,250,000	1,282,975
Series G 5.15% 9/1/43	2,610,000	2,669,900
New York City, New York Housing Development Revenue
4.60% 8/1/48	2,495,000	2,370,799
(8 Spruce Street)
Series D 4.00% 12/15/31	1,125,000	1,143,349
Series E 4.375% 12/15/43	1,125,000	1,142,156
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	4,000,000	3,977,920
North Carolina Housing Finance Agency Revenue
(1998 Trust Agreement) Series 49 4.875% 7/1/42	4,745,000	4,806,163
North Dakota Housing Finance Agency Revenue
Series D 4.50% 7/1/43	1,740,000	1,696,117
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 142A 4.85% 10/1/43	10,730,000	10,563,685
Series 143A 5.125% 10/1/41	2,840,000	2,914,578
Rhode Island Housing & Mortgage Finance Revenue
Series 81-A 5.25% 10/1/43	4,500,000	4,615,380
San Antonio, Texas Housing Trust Public Facility Revenue
(Cedar Ridge Terrace Apartments) Series A 4.45% 4/1/43	4,500,000	4,327,785
		53,824,603
10    NQ- 019 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds — 20.41%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	5,520,000	$ 165,600
Arkansas Development Finance Authority Revenue
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	7,750,000	7,838,815
Black Belt, Alabama Energy Gas District Revenue
Series A 4.00% 6/1/51 •	5,000,000	4,944,800
(Gas Project)
Series A 5.25% 5/1/55 •	5,000,000	5,272,550
Series B 5.00% 10/1/55 •	4,850,000	5,055,009
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 4.00% 6/1/48	6,335,000	5,299,544
Series B-2 Class 2 5.00% 6/1/55	4,000,000	3,466,320
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series A-1 5.00% 12/1/53 •	3,500,000	3,623,375
Series B-1 4.00% 2/1/52 •	4,910,000	4,854,615
Series C 5.25% 1/1/54 •	4,280,000	4,432,839
Series D 5.50% 5/1/54 •	7,000,000	7,346,430
Series G 5.00% 11/1/55 •	5,500,000	5,658,510
Series H 5.00% 1/1/56 •	2,000,000	2,128,920
California Infrastructure & Economic Development Bank Revenue
(Brightline Florida Passenger Rail Project) Series A 144A 9.50% 1/1/65 (AMT) #, •	8,500,000	8,238,795
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	13
(Poseidon Resources (Channelside) LP Desalination Project) 144A 5.00% 7/1/37 (AMT) #	3,700,000	3,699,704
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	1,324,750
Series A 5.00% 9/1/36	2,480,000	2,618,930
Series A 5.00% 9/1/42	250,000	256,317
NQ- 019 [0525] 0725 (4640150)    11

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal E Project) Series A 4.00% 7/1/41 (AMT)	1,220,000	$ 1,058,118
Commonwealth of Pennsylvania Financing Authority Revenue
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,062,080
Denver, Colorado Convention Center Hotel Authority Revenue
(Senior)
5.00% 12/1/26	2,500,000	2,537,300
5.00% 12/1/29	600,000	608,244
5.00% 12/1/31	900,000	910,872
5.00% 12/1/32	1,800,000	1,819,512
5.00% 12/1/34	1,500,000	1,511,865
5.00% 12/1/35	1,200,000	1,207,644
5.00% 12/1/36	900,000	904,275
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 8.054% 6/1/60 #, ^	38,675,000	1,822,366
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	8,875,000	8,733,178
5.50% 7/1/53 (AMT)	5,225,000	4,912,179
Series A 144A 8.25% 7/1/57 (AMT) #, •	7,400,000	7,535,050
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel)
First Tier Series A 4.00% 1/1/54	2,210,000	1,806,962
Second Tier Series B 144A 5.00% 1/1/36 #	1,000,000	1,001,170
Georgia Main Street Natural Gas Supply Revenue
Series A 5.00% 6/1/55 •	1,000,000	1,052,190
Series D 5.00% 4/1/54 •	1,500,000	1,569,915
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	62,600,000	3,859,290
Series F 144A 4.454% 6/1/57 #, ^	74,090,000	3,919,361
Iowa Tobacco Settlement Authority Revenue
Series A-2 Class 1 4.00% 6/1/38	300,000	287,148
12    NQ- 019 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Iowa Tobacco Settlement Authority Revenue
Series A-2 Class 1 4.00% 6/1/39	600,000	$ 567,846
Series A-2 Class 1 4.00% 6/1/40	300,000	281,256
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing, LLC Project) 144A 7.75% 4/1/39 #, ‡	1,175,000	998,750
Kentucky Public Energy Authority Revenue
Series A-1 5.25% 4/1/54 •	2,750,000	2,911,013
Series B 5.00% 1/1/55 •	3,750,000	3,944,737
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #, ‡	3,490,000	349,000
Michigan Finance Authority Revenue
Series A Class 1 4.00% 6/1/49	2,000,000	1,670,680
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	580,000	684,643
Series B 7.00% 11/1/34	2,905,000	3,421,974
New York Counties, New York Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 8.459% 6/1/60 #, ♦, ^	20,000,000	813,400
New York Transportation Development Special Facility Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	1,910,473
4.375% 10/1/45 (AMT)	2,500,000	2,217,000
5.00% 1/1/34 (AMT)	4,210,000	4,235,597
5.00% 1/1/36 (AMT)	3,000,000	2,999,850
5.00% 10/1/40 (AMT)	1,125,000	1,113,053
6.00% 4/1/35 (AMT)	2,000,000	2,172,480
Port of Beaumont, Texas Navigation District Revenue
(Jefferson Gulf Coast Energy Project) Series A 144A 5.00% 1/1/39 (AMT) #	2,000,000	1,936,180
Regional Transportation District, Colorado Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/33	1,000,000	1,000,070
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	7,200,000	7,452,648
NQ- 019 [0525] 0725 (4640150)    13

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
San Joaquin Valley Clean Energy, California Authority Revenue
(Green Bonds) Series A 5.50% 1/1/56 •	3,500,000	$ 3,794,735
South Carolina Jobs - Economic Development Authority Revenue
(AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	1,235,340
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	295,000
Southeast Energy Authority, A Cooperative District Revenue, Alabama
(Project No. 3) Series A-1 5.50% 1/1/53 •	5,500,000	5,803,765
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,000,000	1,865,820
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	5,000,000	5,118,400
Tennergy Gas Supply, Tennessee Revenue
Series A 4.00% 12/1/51 •	4,400,000	4,394,984
Texas Municipal Gas Acquisition & Supply Revenue
5.00% 1/1/55 •	1,500,000	1,580,040
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.242% 6/1/46 ^	9,655,000	1,859,650
(Capital Appreciation - Third Subordinate Lien) Series D 2.609% 6/1/46 ^	1,630,000	272,650
TSASC, New York Revenue
Fiscal 2017 Senior Series A 5.00% 6/1/30	475,000	482,386
Fiscal 2017 Senior Series A 5.00% 6/1/31	475,000	481,840
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	2,945,000	2,901,532
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation Bonds)
First Subordinate Series C 1.96% 6/1/47 ^	58,500,000	14,852,565
Second Subordinate Series D 2.466% 6/1/47 ^	8,185,000	2,034,218
14    NQ- 019 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Virginia Tobacco Settlement Financing Revenue
(Convertible Bond) Senior Series B-2 5.20% 6/1/46 ~	1,250,000	$ 1,119,250
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/52	200,000	189,710
Series A 5.00% 2/1/62	2,720,000	2,545,458
		216,852,548
Lease Revenue Bonds — 8.27%
California State Public Works Board Revenue
(Various Capital Project) Series D 5.00% 11/1/46	5,000,000	5,180,400
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series A 5.00% 3/1/57 (AG) (AMT)	6,795,000	6,684,581
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 4.00% 12/15/42	5,740,000	5,128,920
Series A 4.00% 12/15/47	11,560,000	9,749,357
Series A 4.00% 6/15/52	1,970,000	1,592,449
Series A 4.00% 6/15/52 (BAM)	415,000	342,151
Series B 4.733% 12/15/51 (BAM) ^	10,000,000	2,384,600
Series B-1 4.57% 6/15/47 (AG) ^	8,965,000	2,808,914
New Jersey Economic Development Authority Revenue
(NJ Transit Transportation Project) Series A 4.00% 11/1/39	2,835,000	2,613,643
(Portal North Bridge Project) Series A 5.00% 11/1/31	1,000,000	1,088,550
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.20% 12/15/38 (BAM) ^	9,380,000	5,151,402
Series A 5.25% 6/15/39	2,000,000	2,141,360
Series A 5.396% 12/15/39 (BAM) ^	15,910,000	8,238,993
Series CC 5.25% 6/15/39	2,000,000	2,116,300
Series CC 5.25% 6/15/43	4,750,000	4,919,243
(Transportation System)
Series A 4.00% 6/15/35	1,810,000	1,792,389
NQ- 019 [0525] 0725 (4640150)    15

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority Revenue
(Transportation System)
Series BB 4.00% 6/15/46	5,000,000	$ 4,324,900
New York City, New York Transitional Finance Authority Building Aid Revenue
Fiscal 2015 Series S-1 5.00% 7/15/30	2,000,000	2,001,840
Fiscal 2015 Series S-2 5.00% 7/15/40	5,000,000	5,001,350
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,000,000	691,830
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	6,000,000	4,210,620
Virginia Public Building Authority Public Facilities Revenue
Series A 4.00% 8/1/39	5,000,000	4,750,250
Series A 5.00% 8/1/45	4,680,000	4,901,645
		87,815,687
Local General Obligation Bond — 0.30%
Las Vegas, Nevada Valley Water District Revenue
Series A 4.00% 6/1/43	3,450,000	3,174,103
		3,174,103
Local General Obligation Bonds — 3.15%
Arapahoe County, Colorado Cherry Creek School District No. 5
5.25% 12/15/41	3,500,000	3,814,510
Chicago, Illinois Board of Education
Series B 4.00% 12/1/40	2,810,000	2,467,489
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/35	825,000	835,213
5.00% 4/1/36	320,000	323,408
City of Bend, Oregon
5.00% 6/1/43	2,350,000	2,487,710
City of Chicago, Illinois
Series A 5.50% 1/1/35	1,980,000	2,045,558
(Chicago Recovery Plan)
Series A 5.00% 1/1/44	2,900,000	2,773,821
Series A 5.25% 1/1/45	4,350,000	4,260,129
16    NQ- 019 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Taylor, Texas Combination Tax
(Certificates of Obligation)
5.00% 8/15/36	800,000	$ 864,680
5.00% 8/15/39	925,000	974,265
Fairfax County, Virginia Public Improvement Bonds
Series A 4.00% 10/1/43	4,000,000	3,875,360
Series A 4.00% 10/1/44	1,000,000	960,180
Harris County, Texas Permanent Improvement Bonds
(Certificates of Obligation) 5.00% 9/15/42	5,090,000	5,343,177
New Hampshire Business Finance Authority
(Bridgeland Water & Utility Districts) 144A 5.375% 12/15/35 #	2,400,000	2,390,712
		33,416,212
Pre-Refunded/Escrowed to Maturity Bonds — 0.93%
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 144A 6.125% 11/1/33 #	2,115,000	2,117,940
City of Chicago, Illinois
Series C 5.00% 1/1/26	1,280,000	1,293,351
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26	850,000	867,442
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41-27 §	115,000	117,034
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	4,135,000	4,651,172
Washington State Housing Finance Commission Revenue
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45-25 #, §	800,000	802,016
		9,848,955
Special Tax Revenue Bonds — 14.14%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Refunding Project) 144A 5.00% 5/1/42 #	3,150,000	3,037,104
NQ- 019 [0525] 0725 (4640150)    17

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(Forward Delivery)
5.00% 5/1/31	670,000	$ 708,632
5.00% 5/1/34	750,000	788,325
5.00% 5/1/35	850,000	891,676
5.00% 5/1/36	850,000	886,023
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.00% 5/1/34 ‡	830,000	664,000
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 5.08% 9/1/45 ^	12,000,000	4,076,040
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	1,923,973	1,180,838
(Subordinate) 2.954% 11/1/43 •	22,766,426	13,688,314
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	30,720,335	29,521,935
Indianapolis, Indiana Local Public Improvement Bond Bank Convention Center Hotel Revenue
(Senior) Series E 5.75% 3/1/43	3,350,000	3,478,171
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	3,785,000	3,633,600
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project) Series A 5.00% 7/1/43 (AG)	4,050,000	4,185,796
Miami-Dade County, Florida Special Obligation Revenue
5.15% 10/1/42 (BAM) ^	3,000,000	1,384,380
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Subordinate)
Subseries E-1 5.00% 2/1/32	5,000,000	5,121,850
Subseries I-1 5.00% 5/1/43	4,110,000	4,281,551
18    NQ- 019 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Subseries B-2 5.00% 11/15/36	5,000,000	$ 5,057,950
New York State Dormitory Authority Revenue
(General Purpose) Series A 3.00% 3/15/50	1,350,000	928,976
New York State Thruway Authority State Personal Income Tax Revenue
Series A 5.00% 3/15/41	5,000,000	5,213,500
New York Triborough Bridge & Tunnel Authority
(TBTA Capital Lockbox Fund) Series A 5.25% 12/1/54	5,000,000	5,179,900
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Subseries A-1 4.00% 5/15/46	6,000,000	5,294,160
Pasco County, Florida Capital Improvement Tax Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 5.50% 9/1/42 (AG)	1,000,000	1,057,320
Series A 5.50% 9/1/43 (AG)	1,000,000	1,052,500
Series A 5.50% 9/1/44 (AG)	1,000,000	1,050,770
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.37% 7/1/51 ^	22,552,000	5,323,851
Series A-1 4.55% 7/1/40	5,765,000	5,499,925
Series A-1 4.75% 7/1/53	14,048,000	12,865,018
Series A-1 5.00% 7/1/58	5,275,000	4,956,126
Series A-1 5.58% 7/1/46 ^	15,976,000	5,128,775
Series A-2 4.329% 7/1/40	5,453,000	5,092,066
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
(Francis Place Redevelopment Project) 5.625% 11/1/25	245,000	245,294
Utah Telecommunication Open Infrastructure Agency Revenue
5.25% 6/1/33	1,000,000	1,116,520
5.25% 6/1/34	1,000,000	1,108,400
5.25% 6/1/35	1,000,000	1,102,870
5.25% 6/1/37	2,100,000	2,282,763
5.50% 6/1/40	2,000,000	2,171,800
NQ- 019 [0525] 0725 (4640150)    19

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	500,000	$ 488,185
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	505,000	505,576
		150,250,480
State General Obligation Bonds — 8.04%
California State
(Various Purpose)
5.00% 9/1/32	1,400,000	1,552,782
5.00% 8/1/33	4,100,000	4,177,121
5.00% 9/1/36	4,000,000	4,062,680
5.25% 9/1/47	1,000,000	1,055,590
Series C 5.00% 11/1/42	470,000	499,183
Commonwealth of Massachusetts
Series A 5.00% 1/1/37	7,500,000	7,828,425
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/35	2,000,000	1,889,300
Series A-1 4.00% 7/1/37	7,488,979	6,921,988
Series A-1 4.00% 7/1/46	11,820,000	9,721,714
Connecticut State
Series F 5.00% 9/15/27	2,790,000	2,925,817
(Social Bonds) Series G 5.00% 11/15/40	2,250,000	2,417,130
Illinois State
5.00% 1/1/28	1,630,000	1,643,985
5.00% 11/1/36	1,965,000	1,980,347
5.50% 5/1/39	2,500,000	2,617,200
Series A 4.00% 3/1/41	4,650,000	4,170,724
Series A 5.125% 12/1/29	3,260,000	3,376,741
Series B 4.00% 10/1/35	8,830,000	8,565,012
Series C 4.00% 10/1/37	1,710,000	1,611,743
Series C 5.25% 10/1/47	3,180,000	3,212,754
Series D 5.00% 11/1/25	1,220,000	1,229,065
(Rebuild Illinois Program)
Series B 4.00% 11/1/35	2,200,000	2,140,886
Series B 4.00% 11/1/38	1,810,000	1,669,725
20    NQ- 019 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
New Jersey State
(COVID-19 General Obligation Emergency Bonds) Series A 4.00% 6/1/32	3,440,000	$ 3,619,499
Washington State
(Various Purpose)
Series A 5.00% 8/1/35	3,000,000	3,250,290
Series R 5.00% 8/1/39	3,000,000	3,248,430
		85,388,131
Transportation Revenue Bonds — 15.64%
Central Texas Turnpike System Revenue
(First Tier)
Series A 5.00% 8/15/37	2,700,000	2,920,617
Series A 5.00% 8/15/38	1,550,000	1,659,182
Chicago, Illinois O'Hare International Airport Senior Lien Revenue
Series A 4.00% 1/1/36	1,180,000	1,172,023
Series B 5.00% 1/1/36	5,000,000	5,219,550
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,555,000	4,777,578
(Subordinate)
Series A 4.00% 12/1/43 (AMT)	2,335,000	2,093,491
Series A 5.00% 12/1/43 (AMT)	6,300,000	6,237,315
City of Orlando, Florida Airport Facilities Aviation Authority Revenue
5.25% 10/1/43 (AMT)	7,080,000	7,358,102
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	3,362,213
Series B 5.00% 7/1/49 (AMT)	3,900,000	3,816,852
City of Salt Lake, Utah Airport Revenue
Series A 5.00% 7/1/37 (AMT)	15,000,000	15,168,300
Connecticut State Transportation Infrastructure Revenue
Series B 5.00% 10/1/30	3,375,000	3,576,758
County of Lee, Florida Airport Revenue
5.25% 10/1/49 (AMT)	4,750,000	4,807,190
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project) 144A 12.00% 7/15/32 (AMT) #, •	10,000,000	10,383,700
NQ- 019 [0525] 0725 (4640150)    21

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Senior Lien) Series A 4.00% 1/15/46 (BAM)	1,000,000	$ 956,570
Illinois State Toll Highway Authority Revenue
(Senior)
Series A 5.25% 1/1/43	6,500,000	6,852,105
Series A 5.25% 1/1/45	3,500,000	3,655,820
Metropolitan Nashville, Tennessee Airport Authority Revenue
Series B 5.50% 7/1/41 (AMT)	1,500,000	1,580,580
Series B 5.50% 7/1/42 (AMT)	1,855,000	1,943,131
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/38	1,000,000	957,380
Monroe County, Florida Airport Revenue
(Key West International Airport)
5.00% 10/1/36 (AMT)	1,235,000	1,279,880
5.00% 10/1/37 (AMT)	1,270,000	1,307,465
5.00% 10/1/38 (AMT)	1,360,000	1,390,355
5.00% 10/1/40 (AMT)	1,475,000	1,486,933
New Jersey State Turnpike Authority Revenue
Series A 5.00% 1/1/33	1,770,000	1,811,259
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.00% 6/15/29	1,500,000	1,524,435
New York Liberty Development Revenue
(Port Authority Consolidated Bonds) Series 1WTC 2.75% 2/15/44	10,000,000	6,965,800
New York Metropolitan Transportation Authority Revenue
Subseries A-2 4.00% 11/15/41	3,000,000	2,717,850
(Climate Bond Certified - Green Bonds) Series A 5.25% 11/15/43	3,000,000	3,131,430
New York State Thruway Authority General Revenue
(Junior Indebtedness Obligations)
Series B 4.00% 1/1/38	2,135,000	2,092,385
Series B 4.00% 1/1/41	10,000,000	9,310,500
22    NQ- 019 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project - Green Bonds)
5.25% 6/30/43 (AMT)	5,500,000	$ 5,534,430
5.375% 6/30/60 (AMT)	2,500,000	2,488,750
5.50% 6/30/38 (AMT)	1,670,000	1,755,036
5.50% 6/30/40 (AMT)	800,000	832,336
5.50% 6/30/42 (AG) (AMT)	1,750,000	1,824,830
(John F. Kennedy International Airport Terminal 6 Redevelopment Project) Series A 4.50% 12/31/54 (AG) (AMT)	2,650,000	2,359,533
(LaGuardia Airport Terminal B Redevelopment Project) Series A 4.00% 7/1/35 (AG) (AMT)	2,660,000	2,615,658
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/33 (AMT)	3,955,000	4,155,756
5.00% 12/1/37 (AMT)	1,000,000	1,020,860
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,025,580
North Carolina State
(Grant Anticipation Revenue) 5.00% 3/1/38	2,555,000	2,788,476
Oklahoma Turnpike Authority Revenue
Series A 5.00% 1/1/42	1,740,000	1,841,407
Oregon State Department of Transportation Revenue
5.00% 5/15/39	1,500,000	1,613,295
Pennsylvania Turnpike Commission Revenue
5.00% 12/1/41	2,000,000	2,103,060
Port Authority of New York & New Jersey Revenue
Two Hundred Eighteenth Series 4.00% 11/1/41 (AMT)	2,480,000	2,264,637
Two Hundred Twenty-First Series 4.00% 7/15/36 (AMT)	1,200,000	1,189,308
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series A-3 6.75% 1/1/46 (AMT)	4,750,000	5,260,150
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/30 (AMT)	230,000	237,634
NQ- 019 [0525] 0725 (4640150)    23

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/33 (AMT)	705,000	$ 722,294
Series B 5.00% 1/1/34 (AMT)	450,000	459,652
Series B 5.00% 1/1/35 (AMT)	245,000	249,415
Series B 5.00% 1/1/36 (AMT)	230,000	233,381
Texas Private Activity Bond Surface Transportation Revenue
(Senior Lien)
5.50% 6/30/42 (AMT)	500,000	510,775
5.50% 6/30/43 (AMT)	1,500,000	1,526,745
		166,129,747
Water & Sewer Revenue Bonds — 1.04%
City of Aurora, Colorado Water Revenue
(First-Lien Water Revenue Bonds) 4.00% 8/1/54	2,750,000	2,348,308
JEA Water & Sewer System, Florida Revenue
Series A 5.00% 10/1/45	1,000,000	1,034,910
Jefferson County, Alabama Sewer Revenue
5.25% 10/1/41	3,400,000	3,556,332
5.25% 10/1/43	3,250,000	3,347,857
San Antonio, Texas River Authority Wastewater System Revenue
4.00% 1/1/40 (BAM)	820,000	755,532
		11,042,939
Total Municipal Bonds (cost $1,058,896,127)		1,032,525,051

Short-Term Investments — 1.72%
Variable Rate Demand Notes — 1.72%
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Mayo Clinic) Series B 2.85% 11/15/52 (SPA - Northern Trust)¤	1,500,000	1,500,000
Maryland Health & Higher Educational Facilities Authority Revenue
(The Johns Hopkins Health System Issue) Series B 2.95% 6/1/46 (LOC - TD Bank, N.A.)¤	8,000,000	8,000,000
24    NQ- 019 [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Series DD-1 3.00% 6/15/43 (SPA - TD Bank, N.A.)¤	1,800,000	$ 1,800,000
Subordinate Series BB-2 3.00% 6/15/44 (SPA - Mizuho Bank)¤	2,000,000	2,000,000
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds) Series I 2.45% 4/1/59 (LOC - TD Bank, N.A.)¤	4,950,000	4,950,000
Total Short-Term Investments (cost $18,250,000)		18,250,000
Total Value of Securities—98.93% (cost $1,077,146,127)		1,050,775,051

Receivables and Other Assets Net of Liabilities—1.07%		11,413,091
Net Assets Applicable to 99,218,147 Shares Outstanding—100.00%		$1,062,188,142
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2025, the aggregate value of Rule 144A securities was $89,081,948, which represents 8.39% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
NQ- 019 [0525] 0725 (4640150)    25

Schedule of investments
Macquarie Tax-Free USA Intermediate Fund
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2025.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
26    NQ- 019 [0525] 0725 (4640150)